FINANCIAL INSTRUMENTS - Estimated fair values of derivative financial instruments included in risk management asset (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Changes In Derivative Financial Assets (Liabilities), Net [Roll Forward]
Derivative financial asset (liability), net	$ 101	$ 489
Net change in fair value of outstanding derivatives financial instruments recognized in: Risk management activities	35	(37)	$ (25)
Net change in fair value of outstanding derivatives financial instruments recognized in: Foreign exchange	260	(375)
Net change in fair value of outstanding derivatives financial instruments recognized in: Other comprehensive income (loss)	(40)	24
Derivative financial asset (liability), net	356	101	$ 489
Asset (liability), included in current portion of other long-term (liabilities) assets	75	(103)
Asset (liability), included in other long-term assets	$ 281	$ 204